Goodwill Tradenames And Other Assets Schedule of Deferred Financing Cost Activity (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2012	Apr. 17, 2012	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Finite-Lived Intangible Assets And Liabilities [Line Items]
Deferred financing costs, Net, Beginning Balance					$ 24,180	$ 30,884	$ 30,884
Deferred financing costs, Additions					7,730		9,972
Amortization of debt acquisition costs			(623)	(1,910)	(3,378)	(6,745)	(8,585)	(11,062)	(13,541)
Write off, net	(2,641)	(5,450)	0	(2,641)	(12,725)	(8,091)	(8,091)		(11,633)
Deferred financing costs, Net, Ending Balance			15,807		15,807		24,180	30,884
Deferred financing costs, Accumulated Amortization, Beginning Balance					(35,306)	(46,228)	(46,228)
Write off of Deferred Debt Issuance Cost, Accumulated Amortization					18,503		19,507
Deferred financing costs, Accumulated Amortization, Ending Balance			(20,181)		(20,181)		(35,306)	(46,228)
Deferred financing costs, Gross Carrying Amount, Beginning Balance					59,486	77,112	77,112
Deferred financing costs, Additions					7,730		9,972
Write off of Deferred Debt Issuance Cost, Gross					(31,228)		(27,598)
Deferred financing costs, Gross Carrying Amount, Ending Balance			$ 35,988		$ 35,988		$ 59,486	$ 77,112